INCOME TAXES (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Excess of unused exploration expenditures over carrying value of mineral property interests	$ 2,646,167	$ 2,656,168
Excess of undepreciated capital cost over carrying value of fixed assets	698,593	698,593
Non-refundable mining investment tax credits	247	247
Non-capital losses carried forward	4,646,655	4,597,836
Capital losses carried forward	1,368,931	993,649
Unrecognized deductible temporary differences	$ 9,360,593	$ 8,946,493